SHAREHOLDER' EQUITY (Schedule of Information about Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	4,190,419	4,227,610	4,804,444	5,509,563
Options exercisable	3,170,424	3,169,583	3,689,416
0.05-0.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	4,000,419
Options exercisable	2,980,424
Exercise price, minimum	$ 0.05
Exercise price, maximum	$ 0.32
0.05-0.32 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, weighted average remaining contractual life	11 days
Options exercisable, weighted average remaining contractual life	11 days
0.05-0.32 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, weighted average remaining contractual life	9 years 9 months 25 days
Options exercisable, weighted average remaining contractual life	8 years 10 months 17 days
0.4-0.46 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	127,500
Options exercisable	127,500
Exercise price, minimum	$ 0.4
Exercise price, maximum	$ 0.46
0.4-0.46 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, weighted average remaining contractual life	1 year 3 months 11 days
Options exercisable, weighted average remaining contractual life	1 year 3 months 11 days
0.4-0.46 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, weighted average remaining contractual life	2 years 1 month 13 days
Options exercisable, weighted average remaining contractual life	2 years 1 month 13 days
0.49 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	25,000
Options exercisable	25,000
Exercise price, minimum	$ 0.49
0.49 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, weighted average remaining contractual life	2 years 4 days
Options exercisable, weighted average remaining contractual life	2 years 4 days
0.75-0.78 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	37,500
Options exercisable	37,500
Exercise price, minimum	$ 0.75
Exercise price, maximum	$ 0.78
0.75-0.78 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, weighted average remaining contractual life	1 month 13 days
Options exercisable, weighted average remaining contractual life	1 month 24 days
0.75-0.78 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, weighted average remaining contractual life	1 year 3 months 14 days
Options exercisable, weighted average remaining contractual life	1 year 3 months 14 days